Prepaid Expenses	12 Months Ended
Dec. 31, 2019
Prepaid Expenses [Abstract]
PREPAID EXPENSES
NOTE 8:	PREPAID EXPENSES

Composition:

	December 31,
	2019	2018
	U.S. dollars in thousands

Government authorities (*)	13	11
Prepaid expenses	82	51
Other	7	11

	102	73

(*)	The government authorities and others are monetary items, which are denominated or linked is NIS.

The carrying amount of other accounts receivable is a reasonable approximation of the fair value because the effect of discounting is immaterial.